Transamerica International Equity

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 97.3%
Australia - 2.7%
BHP Group PLC, ADR	380,669	$ 24,853,879
Lendlease Corp. Ltd. (A)	3,237,700	29,060,942
Macquarie Group Ltd.	511,900	59,108,292
Santos Ltd.	8,141,100	38,416,895

		151,440,008

Austria - 0.3%
ams AG (A) (B)	894,600	17,094,732

Belgium - 3.0%
Anheuser-Busch InBev SA	793,400	50,073,141
Groupe Bruxelles Lambert SA	365,720	42,551,228
KBC Group NV	942,200	75,868,448

		168,492,817

Denmark - 0.4%
AP Moller - Maersk A/S, Class B	9,435	26,184,222

France - 8.9%
Airbus SE (A) (B)	125,500	17,214,664
Amundi SA (C)	219,100	20,234,627
Arkema SA	87,260	11,106,838
Capgemini SE	301,752	65,224,501
Dassault Aviation SA	18,166	21,629,375
Engie SA	7,005,300	93,417,814
Rexel SA (B)	1,636,617	34,552,112
Sanofi	800,901	82,551,434
TotalEnergies SE	937,200	40,868,208
Ubisoft Entertainment SA (B)	495,600	31,417,963
Veolia Environnement SA	2,513,551	82,438,004

		500,655,540

Germany - 12.4%
Allianz SE	209,802	52,149,087
BASF SE	978,100	76,857,551
Bayer AG	468,452	27,909,898
Deutsche Boerse AG	359,200	59,937,524
Deutsche Post AG	1,043,400	70,712,431
Fresenius SE & Co. KGaA	1,408,900	74,051,729
HeidelbergCement AG	950,500	84,231,121
Infineon Technologies AG	1,540,227	58,858,435
SAP SE	573,147	82,253,033
Siemens AG	603,395	94,149,539
Talanx AG (B)	450,384	19,136,197

		700,246,545

Hong Kong - 1.9%
CK Asset Holdings Ltd.	6,015,500	40,927,627
CK Hutchison Holdings Ltd.	9,180,000	67,071,841

		107,999,468

Ireland - 3.2%
AIB Group PLC (B)	10,595,900	26,024,035
DCC PLC	664,431	55,628,383
Ryanair Holdings PLC, ADR (B)	115,972	12,645,587
Smurfit Kappa Group PLC	1,487,115	83,894,067

		178,192,072

Isle of Man - 0.8%
Entain PLC (B)	1,710,200	43,124,896

	Shares	Value
COMMON STOCKS (continued)
Israel - 1.0%
Check Point Software Technologies Ltd. (B)	434,200	$ 55,186,820

Italy - 0.8%
Mediobanca Banca di Credito Finanziario SpA (B)	1,460,792	17,097,720
Prysmian SpA	753,522	27,016,303

		44,114,023

Japan - 21.6%
Astellas Pharma, Inc.	3,810,400	60,689,661
Denka Co. Ltd.	777,780	26,917,431
FANUC Corp.	241,200	54,020,971
Fujitsu Ltd.	304,260	51,763,876
Hitachi Ltd.	1,318,780	75,855,144
Japan Airlines Co. Ltd. (B)	1,092,900	22,784,121
Kirin Holdings Co. Ltd. (A)	2,214,800	40,510,460
Kyocera Corp.	813,700	50,280,045
Nintendo Co. Ltd.	129,800	66,730,560
Olympus Corp.	2,996,900	61,674,242
ORIX Corp.	4,660,500	81,537,297
Rakuten Group, Inc.	5,460,600	60,088,734
Sega Sammy Holdings, Inc.	2,159,500	27,238,563
Seven & i Holdings Co. Ltd.	2,230,800	99,539,182
Sony Group Corp.	1,555,100	162,455,813
Square Enix Holdings Co. Ltd.	670,100	34,769,288
Sumitomo Mitsui Financial Group, Inc. (A)	2,123,100	71,567,698
Toshiba Corp.	1,674,050	72,053,572
Toyota Industries Corp.	1,123,400	94,236,461

		1,214,713,119

Luxembourg - 1.1%
ArcelorMittal SA	1,807,235	63,118,444

Netherlands - 5.4%
ASML Holding NV	122,900	93,942,764
EXOR NV	243,300	19,988,491
Heineken Holding NV (A)	666,785	65,593,590
Koninklijke Philips NV	1,576,008	72,668,840
NXP Semiconductors NV	251,900	51,989,641

		304,183,326

Norway - 0.9%
Mowi ASA	1,912,600	48,732,618

Republic of Korea - 1.8%
Samsung Electronics Co. Ltd.	1,479,300	101,090,024

Singapore - 1.3%
DBS Group Holdings Ltd.	3,210,500	71,839,259

Sweden - 2.2%
Essity AB, Class B	821,100	26,864,520
Investor AB, B Shares	1,690,488	41,864,125
Lundin Energy AB	499,800	15,580,944
Volvo AB, B Shares	1,649,637	38,901,341

		123,210,930

Switzerland - 12.5%
ABB Ltd.	2,084,700	76,213,196
Alcon, Inc.	833,073	60,646,926
Cie Financiere Richemont SA, Class A	367,000	46,964,692
Glencore PLC (B)	7,679,300	34,488,887
Nestle SA	1,101,264	139,452,678
Novartis AG	935,615	86,524,162
Roche Holding AG	289,100	111,682,820

Transamerica Funds	Page 1

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Siemens Energy AG (B)	1,794,797	$ 48,827,155
UBS Group AG	5,927,774	97,664,672

		702,465,188

United Kingdom - 15.1%
Ashtead Group PLC	536,300	40,131,027
Aviva PLC	8,655,301	46,484,490
Barratt Developments PLC	2,128,642	20,802,497
British Land Co. PLC, REIT	6,904,000	48,879,860
Bunzl PLC	1,007,248	37,315,751
IG Group Holdings PLC	737,000	9,130,428
Imperial Brands PLC	1,454,494	31,141,154
Inchcape PLC	2,582,696	30,506,140
Informa PLC (B)	4,703,151	32,316,846
Kingfisher PLC	11,098,600	57,007,151
Liberty Global PLC, Class C (B)	1,795,200	48,219,072
Linde PLC	171,400	52,686,646
Lloyds Banking Group PLC	81,271,700	51,385,408
Melrose Industries PLC	16,181,800	35,960,343
Persimmon PLC	1,178,200	47,525,774
Reckitt Benckiser Group PLC	475,000	36,337,344
Savills PLC	261,991	4,184,324
Smith & Nephew PLC	2,724,700	55,602,348
Tesco PLC (A)	20,744,832	67,159,369
Unilever PLC	1,647,314	94,805,512

		847,581,484

Total Common Stocks (Cost $4,312,531,559)		5,469,665,535

OTHER INVESTMENT COMPANY - 0.3%
Securities Lending Collateral - 0.3%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (D)	14,505,319	14,505,319

Total Other Investment Company (Cost $14,505,319)		14,505,319

	Principal	Value
REPURCHASE AGREEMENT - 2.3%
Fixed Income Clearing Corp., 0.00% (D), dated 07/30/2021, to be repurchased at $129,361,367 on 08/02/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 04/30/2023, and with a value of $131,948,653.	$ 129,361,367	129,361,367

Total Repurchase Agreement (Cost $129,361,367)		129,361,367

Total Investments (Cost $4,456,398,245)		5,613,532,221
Net Other Assets (Liabilities) - 0.1%		5,337,273

Net Assets - 100.0%		$ 5,618,869,494

Transamerica Funds	Page 2

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Industrial Conglomerates	7.1%	$400,718,822
Pharmaceuticals	6.6	369,357,975
Banks	5.6	313,782,568
Health Care Equipment & Supplies	4.5	250,592,356
Capital Markets	4.4	246,075,543
Household Durables	4.1	230,784,084
Semiconductors & Semiconductor Equipment	3.9	221,885,572
Food Products	3.3	188,185,296
Diversified Financial Services	3.3	185,941,141
Multi-Utilities	3.1	175,855,818
Chemicals	3.0	167,568,466
Food & Staples Retailing	3.0	166,698,551
Beverages	2.8	156,177,191
Electrical Equipment	2.7	152,056,654
Software	2.4	137,439,853
Entertainment	2.4	132,917,811
Metals & Mining	2.2	122,461,210
Insurance	2.1	117,769,774
IT Services	2.1	116,988,377
Trading Companies & Distributors	2.0	111,998,890
Technology Hardware, Storage & Peripherals	1.8	101,090,024
Oil, Gas & Consumable Fuels	1.7	94,866,047
Personal Products	1.7	94,805,512
Auto Components	1.7	94,236,461
Machinery	1.6	92,922,312
Construction Materials	1.5	84,231,121
Containers & Packaging	1.5	83,894,067
Real Estate Management & Development	1.3	74,172,893
Health Care Providers & Services	1.3	74,051,729
Air Freight & Logistics	1.3	70,712,431
Household Products	1.1	63,201,864
Internet & Direct Marketing Retail	1.1	60,088,734
Specialty Retail	1.0	57,007,151
Electronic Equipment, Instruments & Components	0.9	50,280,045
Equity Real Estate Investment Trusts	0.9	48,879,860
Diversified Telecommunication Services	0.9	48,219,072
Textiles, Apparel & Luxury Goods	0.8	46,964,692
Hotels, Restaurants & Leisure	0.8	43,124,896
Aerospace & Defense	0.7	38,844,039
Airlines	0.6	35,429,708
Media	0.6	32,316,846
Tobacco	0.5	31,141,154
Distributors	0.5	30,506,140
Leisure Products	0.5	27,238,563
Marine	0.5	26,184,222

Investments	97.4	5,469,665,535
Short-Term Investments	2.6	143,866,686

Total Investments	100.0%	$5,613,532,221

Transamerica Funds	Page 3

Transamerica International Equity

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$245,581,645	$5,224,083,890	$—	$5,469,665,535
Other Investment Company	14,505,319	—	—	14,505,319
Repurchase Agreement	—	129,361,367	—	129,361,367

Total Investments	$260,086,964	$5,353,445,257	$—	$5,613,532,221

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $55,772,046, collateralized by cash collateral of $14,505,319 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $44,077,867. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of the 144A security is $20,234,627, representing 0.4% of the Fund’s net assets.
(D)	Rates disclosed reflect the yields at July 31, 2021.
(E)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Transamerica Funds	Page 4

Transamerica International Equity

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 5